Net debt (Tables)	6 Months Ended
Jun. 30, 2026
Net debt.
Schedule of Net debt

	At 1 Jan	Cash		Non-cash	Exchange	At 30 Jun
	2026	flow	Acquisitions	and other	movements	2026
	$m	$m	$m	$m	$m	$m
Non-current instalments of loans	(24,715)	(1,997)	-	2,889	140	(23,683)
Non-current instalments of leases	(1,421)	-	-	(917)	16	(2,322)
Total long-term debt	(26,136)	(1,997)	-	1,972	156	(26,005)
Current instalments of loans	(2,460)	2,453	-	(2,870)	18	(2,859)
Current instalments of leases	(382)	227	-	(275)	4	(426)
Commercial paper	-	(2,407)	-	-	-	(2,407)
Collateral received from derivative counterparties	(473)	105	-	-	-	(368)
Other short-term borrowings excluding overdrafts	(158)	(13)	-	-	6	(165)
Overdrafts	(13)	3	-	-	1	(9)
Total current debt	(3,486)	368	-	(3,145)	29	(6,234)
Gross borrowings	(29,622)	(1,629)	-	(1,173)	185	(32,239)
Net derivative financial instruments	507	377	-	(525)	-	359
Net borrowings	(29,115)	(1,252)	-	(1,698)	185	(31,880)
Cash and cash equivalents	5,711	(808)	-	-	(10)	4,893
Other investments - current	30	45	-	-	-	75
Cash and investments	5,741	(763)	-	-	(10)	4,968
Net debt	(23,374)	(2,015)	-	(1,698)	175	(26,912)